STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended			12 Months Ended	18 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Operating Activities
Net loss	$ (1,121,060)	$ (913,804)	$ (1,063,023)	$ (3,562,295)	$ (5,746,378)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses Contributed From Parent	975,563	913,804	1,063,023	2,335,169	4,373,755
Change in:
Due from Parent	143,203			(306,041)	(162,838)
Net cash used in operating activities:	(2,294)			(1,533,167)	(1,535,461)
Financing Activities
Contributed Capital				2,000,000	2,000,000
Net cash provided by financing activities				2,000,000	2,000,000
Net Cash increase / (decrease) for period	(2,294)			466,833	464,539
Cash and Cash Equivalents at Beginning of Period	466,833
Cash and Cash Equivalents at End of Period	464,539			466,833	464,539
Non-Cash Financing Activities:
Contributions from Parent	$ 975,563	$ 913,804	$ 1,063,023	$ 2,335,169	$ 4,373,755